Commitments and Contingencies (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Feb. 28, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 08, 2013 bbl Person
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Loss Contingency, Estimate of Possible Loss	$ 7.0	$ 7.0
Payments for Other Taxes	8.6	8.6
Loss Contingency Accrual, at Carrying Value		0.1		$ 1.0
Self Insurance Reserve	12.3	11.4		7.2
Self Insurance Reserve Expected To Be Paid Subsequent To Next Fiscal Year	7.1	7.1
Commodity
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Firm Purchase Commitments		188.3
Antero
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Contingent consideration, current liability			$ 40.0	40.0
Arrow Acquisition Class Action Lawsuit
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Loss Contingency, Loss of Life, Number | Person					47
Arrow Acquisition Class Action Lawsuit | Minimum
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Barrels of Oil Equivalents Spilled | bbl					50,000
Identified Growth Projects
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Firm Purchase Commitments		12.7
Other Growth and Maintenance Contractual Purchase Obligations
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Firm Purchase Commitments		13.5
Tres Palacios Holdings LLC
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Loss Contingency, Estimate of Possible Loss	2.0	2.0
Crestwood Equity Partners LP
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Self Insurance Reserve	17.8	17.2		$ 14.6
Self Insurance Reserve Expected To Be Paid Subsequent To Next Fiscal Year	$ 11.3	$ 11.3